PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 100.6%
Common Stocks 98.0%
Aerospace & Defense 1.8%
AAR Corp.	300	$ 12,525
Arconic, Inc.	3,600	98,892
Curtiss-Wright Corp.	350	47,337
Spirit AeroSystems Holdings, Inc. (Class A Stock)	530	43,365
Teledyne Technologies, Inc.*	290	95,584
		297,703
Air Freight & Logistics 0.3%
XPO Logistics, Inc.*	700	53,480
Auto Components 1.4%
Dana, Inc.	2,900	47,067
Gentex Corp.	1,500	42,075
Goodyear Tire & Rubber Co. (The)	8,400	133,308
		222,450
Banks 6.6%
Associated Banc-Corp.	3,700	74,407
East West Bancorp, Inc.	2,690	115,455
First Horizon National Corp.	7,800	124,566
FNB Corp.	8,000	96,480
Hancock Whitney Corp.	2,710	105,690
PacWest Bancorp	1,830	67,692
Pinnacle Financial Partners, Inc.	500	29,410
Sterling Bancorp	700	13,755
Synovus Financial Corp.	2,000	67,740
TCF Financial Corp.	2,500	98,975
Texas Capital Bancshares, Inc.*	1,810	97,849
Umpqua Holdings Corp.	4,500	71,190
Wintrust Financial Corp.	1,720	109,770
		1,072,979
Biotechnology 1.5%
Exelixis, Inc.*	7,500	115,875
United Therapeutics Corp.*	1,330	119,487
		235,362

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.5%
American Woodmark Corp.*	120	$ 11,899
Owens Corning	1,000	61,280
Resideo Technologies, Inc.*	1,000	9,530
		82,709
Capital Markets 2.0%
Affiliated Managers Group, Inc.	100	7,988
Evercore, Inc. (Class A Stock)	330	24,301
Invesco Ltd.	300	5,046
Janus Henderson Group PLC (United Kingdom)	2,900	67,077
Legg Mason, Inc.	800	29,808
LPL Financial Holdings, Inc.	860	69,522
Stifel Financial Corp.	2,060	115,319
		319,061
Chemicals 2.2%
Cabot Corp.	610	26,590
Koppers Holdings, Inc.*	2,100	67,410
PolyOne Corp.	3,180	101,919
RPM International, Inc.	100	7,243
Scotts Miracle-Gro Co. (The)	690	69,269
Valvoline, Inc.	3,600	76,824
		349,255
Commercial Services & Supplies 2.6%
Clean Harbors, Inc.*	750	61,845
Deluxe Corp.	2,020	104,697
Herman Miller, Inc.	1,950	90,675
Knoll, Inc.	500	13,370
Steelcase, Inc. (Class A Stock)	1,800	31,446
Tetra Tech, Inc.	1,400	122,458
		424,491
Communications Equipment 0.6%
Ciena Corp.*	2,700	100,224
NetScout Systems, Inc.*	200	4,844
		105,068

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 1.6%
AECOM*	400	$ 16,004
EMCOR Group, Inc.	1,470	128,934
MasTec, Inc.*	1,700	106,998
		251,936
Construction Materials 0.3%
Eagle Materials, Inc.	510	46,583
Consumer Finance 1.2%
Navient Corp.	8,300	114,291
OneMain Holdings, Inc.	900	36,000
SLM Corp.	4,700	39,668
		189,959
Containers & Packaging 0.6%
Greif, Inc. (Class A Stock)	2,130	83,432
Owens-Illinois, Inc.	1,900	16,150
		99,582
Distributors 0.7%
Pool Corp.	520	107,848
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.*	2,400	71,472
frontdoor, Inc.*	1,100	53,053
Service Corp. International	230	10,460
WW International, Inc.*	1,400	48,818
		183,803
Diversified Financial Services 0.6%
Jefferies Financial Group, Inc.	5,200	97,084
Electric Utilities 0.9%
ALLETE, Inc.	1,370	117,902
Hawaiian Electric Industries, Inc.	640	28,896
		146,798

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 2.0%
Acuity Brands, Inc.	980	$ 122,294
Hubbell, Inc.	860	121,862
nVent Electric PLC	3,400	78,404
		322,560
Electronic Equipment, Instruments & Components 4.4%
Arrow Electronics, Inc.*	1,180	93,550
Avnet, Inc.	1,150	45,494
Itron, Inc.*	300	22,878
Jabil, Inc.	4,000	147,280
SYNNEX Corp.	1,270	149,530
Tech Data Corp.*	920	111,780
Zebra Technologies Corp. (Class A Stock)*	620	147,480
		717,992
Energy Equipment & Services 0.1%
Matrix Service Co.*	1,000	18,760
Entertainment 1.5%
Cinemark Holdings, Inc.	2,300	84,180
Live Nation Entertainment, Inc.*	2,200	155,100
		239,280
Equity Real Estate Investment Trusts (REITs) 10.8%
American Campus Communities, Inc.	2,600	129,948
Apple Hospitality REIT, Inc.	400	6,592
Brixmor Property Group, Inc.	6,700	147,534
Camden Property Trust	1,560	178,417
Columbia Property Trust, Inc.	400	8,208
CoreCivic, Inc.	5,800	88,508
Corporate Office Properties Trust	3,100	91,884
Cousins Properties, Inc.	750	30,098
CyrusOne, Inc.	290	20,671
Douglas Emmett, Inc.	1,300	56,316
EPR Properties	1,680	130,687
Franklin Street Properties Corp.	500	4,300
Gaming and Leisure Properties, Inc.	1,500	60,540
GEO Group, Inc. (The)	5,630	85,689
Highwoods Properties, Inc.	2,800	131,040

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Medical Properties Trust, Inc.	7,100	$ 147,183
Park Hotels & Resorts, Inc.	400	9,300
Pebblebrook Hotel Trust	2,500	64,275
Ryman Hospitality Properties, Inc.	350	29,460
Sabra Health Care REIT, Inc.	3,100	76,260
Senior Housing Properties Trust	10,300	102,227
Service Properties Trust	3,840	97,152
Weingarten Realty Investors	1,600	50,768
		1,747,057
Food & Staples Retailing 0.3%
Casey’s General Stores, Inc.	280	47,827
Food Products 2.1%
Bunge Ltd.	1,400	75,600
Ingredion, Inc.	900	71,100
Pilgrim’s Pride Corp.*	3,300	100,188
Post Holdings, Inc.*	980	100,842
		347,730
Gas Utilities 1.8%
National Fuel Gas Co.	900	40,779
Spire, Inc.	1,090	91,625
UGI Corp.	3,510	167,322
		299,726
Health Care Equipment & Supplies 4.7%
Hill-Rom Holdings, Inc.	1,270	132,956
Integra LifeSciences Holdings Corp.*	2,000	116,120
Masimo Corp.*	1,010	147,248
STERIS PLC	1,330	188,288
West Pharmaceutical Services, Inc.	1,250	179,800
		764,412
Health Care Providers & Services 1.4%
Chemed Corp.	90	35,452
Encompass Health Corp.	320	20,486

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
MEDNAX, Inc.*	1,220	$ 26,791
Molina Healthcare, Inc.*	1,240	145,874
		228,603
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	3,600	39,384
Hotels, Restaurants & Leisure 3.4%
Boyd Gaming Corp.	500	13,625
Brinker International, Inc.	2,300	102,235
Dunkin’ Brands Group, Inc.	790	62,110
Extended Stay America, Inc., UTS	1,200	17,052
Jack in the Box, Inc.	930	78,138
Penn National Gaming, Inc.*	4,400	93,786
Texas Roadhouse, Inc.	780	44,070
Wyndham Destinations, Inc.	2,700	125,307
Wyndham Hotels & Resorts, Inc.	200	10,794
		547,117
Household Durables 1.5%
M/I Homes, Inc.*	700	30,926
NVR, Inc.*	5	18,183
Tempur Sealy International, Inc.*	620	56,389
Toll Brothers, Inc.	3,390	134,820
Tupperware Brands Corp.	400	3,852
		244,170
Household Products 0.0%
Spectrum Brands Holdings, Inc.	77	3,866
Independent Power & Renewable Electricity Producers 0.5%
NRG Energy, Inc.	2,000	80,240
Industrial Conglomerates 0.5%
Carlisle Cos., Inc.	530	80,703
Insurance 4.8%
Alleghany Corp.*	210	163,441
American Equity Investment Life Holding Co.	400	9,872

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
American Financial Group, Inc.	1,430	$ 148,777
Brown & Brown, Inc.	200	7,536
First American Financial Corp.	2,330	143,948
Genworth Financial, Inc. (Class A Stock)*	11,700	50,076
Hanover Insurance Group, Inc. (The)	700	92,197
Mercury General Corp.	200	9,612
Old Republic International Corp.	5,800	129,572
Reinsurance Group of America, Inc.	100	16,247
RenaissanceRe Holdings Ltd. (Bermuda)	30	5,615
		776,893
Interactive Media & Services 0.2%
Cars.com, Inc.*	2,600	29,406
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	600	5,790
		35,196
Internet & Direct Marketing Retail 0.1%
1-800-Flowers.com, Inc. (Class A Stock)*	1,000	14,260
IT Services 3.0%
CACI International, Inc. (Class A Stock)*	590	132,013
KBR, Inc.	4,500	126,720
Leidos Holdings, Inc.	960	82,781
Perspecta, Inc.	4,700	124,738
WEX, Inc.*	140	26,485
		492,737
Leisure Products 0.1%
Polaris, Inc.	170	16,771
Life Sciences Tools & Services 2.4%
Bio-Rad Laboratories, Inc. (Class A Stock)*	340	112,751
Charles River Laboratories International, Inc.*	1,060	137,779
PRA Health Sciences, Inc.*	1,370	133,862
		384,392
Machinery 3.5%
AGCO Corp.	1,650	126,539

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Crane Co.	170	$ 13,008
Gates Industrial Corp. PLC*	3,100	31,000
ITT, Inc.	360	21,402
Oshkosh Corp.	1,690	144,292
Terex Corp.	3,800	104,690
Timken Co. (The)	2,420	118,580
		559,511
Media 0.7%
AMC Networks, Inc. (Class A Stock)*	800	34,840
Cable One, Inc.	11	14,579
TEGNA, Inc.	4,000	60,120
		109,539
Metals & Mining 2.7%
Allegheny Technologies, Inc.*	3,200	67,232
Reliance Steel & Aluminum Co.	1,270	147,371
Royal Gold, Inc.	720	83,117
Steel Dynamics, Inc.	4,800	145,728
		443,448
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Ladder Capital Corp.	17	294
Two Harbors Investment Corp.	400	5,548
Western Asset Mortgage Capital Corp.	2,400	24,096
		29,938
Multi-Utilities 0.8%
MDU Resources Group, Inc.	4,700	135,783
Oil, Gas & Consumable Fuels 1.4%
PBF Energy, Inc. (Class A Stock)	3,000	96,840
World Fuel Services Corp.	3,090	129,069
		225,909

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Personal Products 1.0%
Edgewell Personal Care Co.*	2,900	$ 101,500
Nu Skin Enterprises, Inc. (Class A Stock)	1,300	57,954
		159,454
Pharmaceuticals 0.2%
Catalent, Inc.*	600	29,190
Professional Services 1.3%
Insperity, Inc.	760	80,279
ManpowerGroup, Inc.	1,460	132,743
		213,022
Real Estate Management & Development 1.0%
Jones Lang LaSalle, Inc.	1,030	150,916
Newmark Group, Inc. (Class A Stock)	1,700	18,054
		168,970
Road & Rail 1.1%
Avis Budget Group, Inc.*	3,400	101,014
Heartland Express, Inc.	600	12,540
Landstar System, Inc.	60	6,789
Old Dominion Freight Line, Inc.	300	54,624
		174,967
Semiconductors & Semiconductor Equipment 2.9%
Monolithic Power Systems, Inc.	310	46,475
Silicon Laboratories, Inc.*	880	93,491
Teradyne, Inc.	2,700	165,294
Universal Display Corp.	840	168,152
		473,412
Software 3.9%
ACI Worldwide, Inc.*	700	21,973
CDK Global, Inc.	2,030	102,596
Fair Isaac Corp.*	100	30,404
j2 Global, Inc.	1,310	124,398
LogMeIn, Inc.	1,630	107,058
Manhattan Associates, Inc.*	1,890	141,656

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Nuance Communications, Inc.*	1,800	$ 29,376
Teradata Corp.*	2,100	62,853
Tyler Technologies, Inc.*	60	16,111
		636,425
Specialty Retail 2.6%
Aaron’s, Inc.	800	59,944
AutoNation, Inc.*	2,460	125,091
Foot Locker, Inc.	800	34,808
Michaels Cos., Inc. (The)*	6,800	59,364
Murphy USA, Inc.*	380	44,813
Sally Beauty Holdings, Inc.*	4,600	71,300
Sonic Automotive, Inc. (Class A Stock)	600	19,338
		414,658
Technology Hardware, Storage & Peripherals 0.7%
NCR Corp.*	3,800	110,998
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp.*	100	15,290
Skechers U.S.A., Inc. (Class A Stock)*	3,620	135,279
		150,569
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp, Inc.	3,000	34,950
Trading Companies & Distributors 0.6%
BMC Stock Holdings, Inc.*	1,400	37,786
GMS, Inc.*	1,200	35,952
Herc Holdings, Inc.*	400	17,704
		91,442

Total Common Stocks (cost $14,682,007)		15,898,012

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Exchange-Traded Fund 2.6%
iShares Core S&P Mid-Cap ETF (cost $400,870)	2,145	$ 418,940

Total Long-Term Investments (cost $15,082,877)		16,316,952

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $8,803)(w)	8,803	8,803

TOTAL INVESTMENTS 100.7% (cost $15,091,680)		16,325,755
Liabilities in excess of other assets (0.7)%		(107,430)

Net Assets 100.0%		$ 16,218,325

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
UTS—Unit Trust Security

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).